Expenses and Other Non-Operating (Income) Expense, Net (Tables)	12 Months Ended
Dec. 31, 2024
Expenses And Other Non Operating Income Expense Net [Abstract]
Schedule of Sales and Marketing Expenses

Sales and marketing expenses

	December 31, 2024	December 31, 2023
Advertisement and publicity expenses	$887,333	$144,584
Employee salaries and benefits	423,710	1,371,468
Consultancy charges	4,076,671	1,602,332
Share-based payments to employees	508,288	2,649,012
Share-based payments to related parties	389,444	963,858
Total	$6,285,446	$6,731,254

Schedule of General and Administrative Expenses

General and administrative expenses

	December 31, 2024	December 31, 2023
IT expenses	$782,665	$1,135,355
Legal and professional expenses	36,486,915	2,274,891
Business development expenses	4,750,430	777,161
Employee salaries and benefits	17,511,920	4,340,558
Consultancy charges	3,662,209	3,249,635
Share-based payments to employees	3,806,361	2,543,621
Share-based payments to related parties	62,611,948	2,306,182
Share-based payments for consultancy	217,365	485,080
Other	1,600,599	874,045
Total	$131,430,412	$17,986,528

Schedule of Other Non-operating income (expenses), net	Other non-operating income (expense), net

	December 31, 2024	December 31, 2023
Foreign exchange gain/(loss)	$1,329,775	$(375,298)
R&D credits	—	497,978
Other, net	6	2,686
Total	$1,329,781	$125,366